Current and long-term debt - 2018 NIBC credit facility (Details) - 2018 NIBC Credit Facility	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Aug. 31, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 35,700,000
Borrowings	$ 31,100,000
Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			2
Borrowings			$ 3,100,000
Intallation of scrubbers on product tankers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,100,000
MR
Disclosure of detailed information about borrowings [line items]
Number of vessels				2